Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current Assets
Cash and cash equivalents	$ 13,060	$ 1,309	$ 106
Accounts receivable, net	3,056	3,945	9,275
Inventories, net	1,318	2,078	3,369
Prepaid expenses and other current assets	1,403	794	496
Current portion of lease receivable			21
Total Current Assets	18,837	8,126	13,636
Non-current Assets
Fixed assets, net	73	88	6,031
Right-of-use assets, operating leases		20	6,490
Lease receivable, long-term			456
Intangible assets			7,001
Deferred tax assets			150
Digital assets	7,996
Other assets	147	168
Total Assets	27,053	8,402	33,764
Current Liabilities
Accounts payable	1,247	2,147	39,842
Accrued liabilities	1,254	1,375	1,855
Current portion of long-term borrowings			31,575
Operating lease liability, short-term		21	1,469
Convertible debt, short-term	21,028		2,230
Income tax payable			300
Deferred revenue			29
Short-term borrowings			3,715
Total Current Liabilities	23,529	3,543	81,303
Non-current Liabilities
Long-term borrowings			696
Operating lease liability, long-term			5,623
Convertible debt, long-term		4,452
Deferred tax liability			1,261
Total Non-current Liabilities		4,452	7,580
Total Liabilities	23,529	7,995	88,883
Stockholders’ Equity
Common Stock, $0.001 par value, 200,000,000 shares authorized, 24,915,740 & 22,495,955 shares issued and outstanding as of September 30, 2025 and 2024, respectively	102	31	22
Preferred Stock, $0.001 par value, 4,000,000 shares authorized, 19,035 & zero shares issued and outstanding as of December 31, 2025 and September 30, 2025, respectively
Additional paid-in capital, common	21,001	23,304	12,491
Additional paid-in capital, preferred	13,963
Accumulated deficit	(31,542)	(22,928)	(70,031)
Accumulated other comprehensive income			2,399
Total Stockholders’ Equity	3,524	407	(55,119)
Total Liabilities and Stockholders’ Equity	27,053	8,402	33,764
Related Party [Member]
Current Assets
Due from related parties			369
Current Liabilities
Due to related parties			$ 288